Note 16 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,
(in thousands)	2023	2022
Deferred expense (benefit):
Foreign	$-	$(1,367)
Total deferred expense (benefit)	-	(1,367)
Total income tax expense (benefit)	$-	$(1,367)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,
(in thousands)	2023	2022

Income tax benefit, statutory rates	$(4,261)	$(8,521)
State taxes on income, net of federal benefit	(625)	903
Net operating loss expirations	5,875	3,485
Intangibles	613	2,561
Research and development tax credit	490	825
Foreign rate differential	37	196
Stock compensation	464	-
Employee related and other	(575)	467
Change in state tax rates	23,993	-
Other	-	(17)
Income tax expense / (benefit), statutory rates	26,011	(101)
Valuation allowance	(26,011)	(1,266)
Income tax benefit, net	$-	$(1,367)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
(in thousands)	2023	2022

Long-term deferred assets:
Net operating loss carryforwards (federal and state)	$158,926	$185,591
Research and development tax credit	17,081	17,671
Compensation expense on stock	3,940	4,166
Other accrued	1,386	1,293
Capitalized R&D expenses	3,606	2,369
Depreciation	355	191
Total long-term deferred tax assets	185,294	211,281
Long-term deferred liabilities:
IPR&D	(5,058)	(5,061)
Total long-term deferred tax liabilities	(5,058)	(5,061)
Valuation allowance	(185,294)	(211,281)
Deferred tax liabilities, net	$(5,058)	$(5,061)